CBRE Global Real Estate Portfolio Investment Objectives and Goals - CBRE Global Real Estate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CBRE Global Real Estate Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Total return through investment in real estate securities, emphasizing both capital appreciation and current income.